Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Profit for the year	R$ 219,459	R$ 219,401	R$ 208,615
Foreign exchange variance of investees
Total comprehensive income for the year	216,856	218,574	209,635
Attributable to:
Shareholders of the parent company	218,005	218,590	209,635
Non-controlling interests	(1,149)	(16)	0
Total comprehensive income for the year	216,856	218,574	209,635
Vinci Capital Partners GP Limited [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(10)	2	14
Vinci USA LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(2,352)	(781)	988
Vinci Capital Partners F III GP Limited [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(60)	(20)	5
GGN GP LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(7)	(9)	13
VICC Infra GP LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	(27)	15	0
Vinci Capital Partners IV GP LLC [Member]
Foreign exchange variance of investees
Other comprehensive income, net of tax, exchange differences on translation	R$ (147)	R$ (34)	R$ 0